Accounts Payable, Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable, Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accounts Payable, Accrued Expenses and Other Liabilities
(In thousands)	December 31, 2022	December 31, 2023
Accounts payable to suppliers	6,832	5,314
Accrued bonus and staff costs	20,256	21,199
Other deposits	1,026	832
Other taxes payable (note)	461	345
Accrued professional fees	1,462	1,166
Accrued marketing expenses	101	177
Others	708	1,036
Total	30,846	30,069